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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002

Check Here if Amendment / /; Amendment Number:

This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
   Address:      865 South Figueroa Street, Suite 700
                 Los Angeles, CA 90017


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kashif F. Sheikh
Title:   Managing Director
Phone:   (213) 891-6339

Signature, Place, and Date of Signing:

/s/ KASHIF F. SHEIKH               LOS ANGELES, CA     JULY 30, 2002
-------------------------------    -----------------   -------------
        [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------------    ------------------------------------
           [Repeat as necessary]

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                                                      FORM 13F INFORMATION TABLE

                                                                       Value               Investment    Other     Voting
Name of Issuer                             Title of Class  Cusip      (x$1000)    Shares   Discretion   Managers  Authority
--------------------------                 -----------------------------------------------------------------------------------

AIRTRAN HOLDINGS INC                          Common     00949P108   10,962.00   2,049,000    Sole        None      Sole
ALLERGAN, INC                                 Common     018490102    3,518.00    52,700      Sole        None      Sole
APEX MORTGAGE CAPITAL                         Common     037564101     774.00     51,666      Sole        None      Sole
ARIBA INC                                     Common     04033V104     32.00      10,121      Sole        None      Sole
BOEING CORPORATION                            Common     097023105    7,061.00    156,900     Sole        None      Sole
COMPUGEN LTD                                  Common     M25722105     270.00     122,825     Sole        None      Sole
DELPHI FINANCIAL GROUP, INC                   Common     247131105   20,180.00    465,504     Sole        None      Sole
EDISON SCHOOLS                                Common     281033100     591.00     622,200     Sole        None      Sole
FLEXTRONICS INTL LTD                          Common     Y2573F102    3,323.00    466,000     Sole        None      Sole
FREEPORT MCMORAN COPPER & GOLD CL B           Common     35671D857    1,610.00    90,215      Sole        None      Sole
FUELCELL ENERGY INC                           Common     35952H106    1,821.00    177,000     Sole        None      Sole
HILTON HOTELS                                 Common     432848109   10,752.00    773,500     Sole        None      Sole
IMPAX LABORATORIES INC                        Common     45256B101    1,736.00    231,800     Sole        None      Sole
INTEGRATED DEFENSE TECHNOLOGY INC             Common     45819B101    1,769.00    60,100      Sole        None      Sole
INVESTORS FINANCIAL SERVICES                  Common     461915100   121,870.00  3,633,564    Sole        None      Sole
LOCKHEED MARTIN                               Common     539830109   19,884.00    286,100     Sole        None      Sole
MCMORAN EXPLORATION CO                        Common     582411104     55.00      12,895      Sole        None      Sole
OCULAR SCIENCES INC                           Common     675744106    2,650.00    100,000     Sole        None      Sole
PROBUSINESS SERVICES                          Common     742674104    9,723.00    667,367     Sole        None      Sole
SEI INVESTMENTS CO                            Common     784117103    2,662.00    94,500      Sole        None      Sole
SIEBEL SYSTEMS INC                            Common     826170102    1,206.00    84,800      Sole        None      Sole
STRATUS PROPERTIES                            Common     863167201     873.00     92,755      Sole        None      Sole
SYNTROLEUM CORPORATION                        Common     871630109   14,455.00   5,019,144    Sole        None      Sole
TIFFANY                                       Common     886547108    1,760.00    50,000      Sole        None      Sole
WESTERN GAS RESOURCE                          Common     958259103     770.00     20,600      Sole        None      Sole

                                                                   -------------
                                                                     240,307.00
                                                                   -------------

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                            FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          NONE

Form 13F Information Table Entry Total:                       25

Form 13F Information Table Value Total:                  240,307
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number                   Name

_______       28-

[Repeat as necessary.]